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VIRTUS TACTICAL ALLOCATION SERIES
Virtus Tactical Allocation Series
Investment Objective
The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Virtus Tactical Allocation Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VIRTUS TACTICAL ALLOCATION SERIES Class A Shares USD ($)
Shareholder Fee, Other	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VIRTUS TACTICAL ALLOCATION SERIES Class A Shares
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Series Operating Expenses	1.05%
Less: Fee Waiver and/or Expense Reimbursement	(0.07%)	[1]
Total Annual Series Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%	[1]
[1]

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.98% through April 30, 2025. Prior to April 30, 2025, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	VIRTUS TACTICAL ALLOCATION SERIES Class A Shares USD ($)
1 Year	$ 100
3 Years	327
5 Years	573
10 Years	$ 1,276

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 33% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Diversified across equity and fixed income securities, the Series’ tactical allocation approach seeks to generate a combination of capital appreciation and income. For the Series’ U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed by the Series’ subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the Series’ non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The Series invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield (“junk bonds”), bank loans (which are generally floating rate and may include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics), mortgage-backed and asset-backed, collateralized mortgage obligations, real estate mortgage investment conduits, and other pass-through securities, government, corporate, and municipal debt obligations. Under normal circumstances, the average duration of the fixed income portion of the Series is maintained at a level similar to that of its fixed income benchmark, the Bloomberg U.S. Aggregate Bond Index, which normally results in a dollar-weighted average duration of between two and eight years. As of December 31, 2023, the modified adjusted duration of the Bloomberg U.S. Aggregate Bond Index was 6.24 years; the modified adjusted duration of the Series was 6.56 years. Typically, for a Series maintaining a modified adjusted duration of 6.56 years, a one percent increase in interest rates would cause a 6.56% decrease in the value of the Series’ fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the Series’ fixed income assets to increase by 6.56%. The Series may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the Series’ U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the Series’ subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index on a rolling three-year basis. On this basis, as of December 31, 2023, the market capitalization range of companies included in the Russell 1000® Index was $67.5 million to $3.09 trillion. The Series’ non-U.S. equity investments are principally in small- and mid-capitalization companies. As of the date of this Prospectus, the Series’ equity subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex USA SMID Cap Index on a rolling three-year basis. On this basis, as of December 31, 2023, the total market capitalization range of companies included in the MSCI All Country World ex USA SMID Cap Index over the past three years was $0 to $39.5 billion.

Principal Risks
Risk Table - VIRTUS TACTICAL ALLOCATION SERIES	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the Series invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the Series to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Emerging Market Risk	> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Interest Rate Risk	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk

> High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities.

Mortgage-Backed and Asset-Backed Securities Risk

> Mortgage-Backed and Asset-Backed Securities Risk: Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Series.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.

Allocation Risk

> Allocation Risk: The risk that the Series’ exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

Bank Loan Risk

> Bank Loan Risk: In addition to the risks typically associated with high-yield/high-risk fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Covenant Lite Loans Risk

> Covenant Lite Loans Risk: The lack of financial maintenance covenants in covenant lite loans increases the risk that the fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Series’ shares.
Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the Series to the same risks as direct investments in securities of foreign issuers.
Growth Stocks Risk

> Growth Stocks Risk: The Series’ investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Large Market Capitalization Companies Risk

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Long-Term Maturities/Durations Risk	> Long-Term Maturities/Durations Risk: Debt instruments with longer maturities or durations may experience greater price fluctuations than instruments having shorter maturities or durations.
Municipal Securities Risk	> Municipal Securities Risk: Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the Series to decrease in value, perhaps significantly.
Preferred Stocks Risk	> Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The Series’ investments in small and medium market capitalization companies may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Government Securities Risk

> U.S. Government Securities Risk: U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the Series’ shares.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI World Index (net)), two style-specific indexes that reflect the market sectors in which the fund invests (the MSCI ACWI ex USA SMID Cap Index (net) and the Russell 1000® Growth Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Calendar year total returns for Class A Shares

Best Quarter:	2020, Q2:	22.37%	Worst Quarter:	2022, Q2:	-21.62%	Year to Date (3/28/2024):	7.10%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A Shares	22.22%	9.03%	5.87%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.92%
MSCI ACWI ex USA SMID Cap Index (net) (reflects no deduction for fees or expenses)	15.79%	7.07%	4.38%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%
Tactical Allocation Series Linked Benchmark (reflects no deduction for fees, expenses or taxes)	22.87%	10.48%	8.48%

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI All Country World ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

As of the date of this prospectus, the Strategic Allocation Series Linked Benchmark (“Linked Benchmark”) is renamed to the Tactical Allocation Series Linked Benchmark. Effective June 4, 2019, the Linked Benchmark consists of an allocation of 45% Russell 1000® Growth Index, 15% MSCI ACWI ex USA SMID Cap Index, and 40% Bloomberg U.S. Aggregate Bond Index. Performance of the Linked Benchmark from September 7, 2016, to June 3, 2019, consists of an allocation of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index; and performance of the Linked Benchmark prior to September 7, 2016, consists of an allocation of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged and not available for direct investment.

Average Annual Total Returns - VIRTUS TACTICAL ALLOCATION SERIES	Label	1 Year	5 Years	10 Years
Class A Shares		22.22%	9.03%	5.87%
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.81%
MSCI All Country World Index (net)	MSCI All Country World Index (net)	22.20%	11.72%	7.92%
MSCI ACWI ex USA SMID Cap Index (net)	MSCI ACWI ex USA SMID Cap Index (net)	15.79%	7.07%	4.38%
Russell 1000® Growth Index	Russell 1000® Growth Index	42.68%	19.50%	14.86%
Tactical Allocation Series Linked Benchmark	Tactical Allocation Series Linked Benchmark	22.87%	10.48%	8.48%

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI All Country World ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

As of the date of this prospectus, the Strategic Allocation Series Linked Benchmark (“Linked Benchmark”) is renamed to the Tactical Allocation Series Linked Benchmark. Effective June 4, 2019, the Linked Benchmark consists of an allocation of 45% Russell 1000® Growth Index, 15% MSCI ACWI ex USA SMID Cap Index, and 40% Bloomberg U.S. Aggregate Bond Index. Performance of the Linked Benchmark from September 7, 2016, to June 3, 2019, consists of an allocation of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index; and performance of the Linked Benchmark prior to September 7, 2016, consists of an allocation of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged and not available for direct investment.